Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

14. Commitments

The table below is the non-lease operating cost components associated with the costs of the building lease.

For the fiscal period ending December 31,	Office Premises
2024	$225,255
2025	168,941
Total	394,196